Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of estimated useful lives for property and equipment
The following table summarizes the Company’s property and equipment (in thousands):

	December 31,
	2020	2019
Computer equipment and software	$8,135	$6,553
Furniture and fixtures	2,856	2,745
Building and leasehold improvements	2,740	2,704

	13,731	12,002
Less: accumulated depreciation	(7,275)	(4,850)

Property and equipment, net	$6,456	$7,152